UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York           May 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   110

Form 13F Information Table Value Total:  $1,355,958
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number                 Name

1.         028-13290         Valinor Capital Partners Offshore Master Fund, LP

2.         028-12749         Valinor Capital Partners, L.P.
----     -----------------   --------------------------------------------------


                                          FORM 13F INFORMATION TABLE
                                               March 31, 2010


COLUMN 1                    COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                                                         VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000) PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
ACTIVISION BLIZZARD INC       COM            00507V109    4,530     375,944  SH        DEFINED        1       375,944    0      0
ACTIVISION BLIZZARD INC       COM            00507V109    3,278     272,056  SH        DEFINED        2       272,056    0      0
AMEDISYS INC                  COM            023436108    6,030     109,200  SH  PUT   DEFINED        1       109,200    0      0
AMEDISYS INC                  COM            023436108    4,291      77,700  SH  PUT   DEFINED        2        77,700    0      0
AMERICAN TOWER CORP           CL A           029912201    6,380     149,739  SH        DEFINED        1       149,739    0      0
AMERICAN TOWER CORP           CL A           029912201    4,617     108,360  SH        DEFINED        2       108,360    0      0
AMERICAN WTR WKS CO INC NEW   COM            030420103   30,361   1,395,264  SH        DEFINED        1     1,395,264    0      0
AMERICAN WTR WKS CO INC NEW   COM            030420103   21,602     992,726  SH        DEFINED        2       992,726    0      0
APOLLO GROUP INC              CL A           037604105    7,471     121,892  SH        DEFINED        1       121,892    0      0
APOLLO GROUP INC              CL A           037604105    5,314      86,708  SH        DEFINED        2        86,708    0      0
ARKANSAS BEST CORP DEL        COM            040790107    6,601     220,906  SH        DEFINED        1       220,906    0      0
ARKANSAS BEST CORP DEL        COM            040790107    4,697     157,194  SH        DEFINED        2       157,194    0      0
ASSURANT INC                  COM            04621X108   15,222     442,745  SH        DEFINED        1       442,745    0      0
ASSURANT INC                  COM            04621X108   10,967     318,999  SH        DEFINED        2       318,999    0      0
BALLY TECHNOLOGIES INC        COM            05874B107   15,366     379,043  SH        DEFINED        1       379,043    0      0
BALLY TECHNOLOGIES INC        COM            05874B107   11,120     274,298  SH        DEFINED        2       274,298    0      0
BANK OF AMERICA CORPORATION   COM            060505104   28,480   1,595,531  SH        DEFINED        1     1,595,531    0      0
BANK OF AMERICA CORPORATION   COM            060505104   20,268   1,135,435  SH        DEFINED        2     1,135,435    0      0
BOSTON SCIENTIFIC CORP        COM            101137107    9,091   1,259,101  SH        DEFINED        1     1,259,101    0      0
BOSTON SCIENTIFIC CORP        COM            101137107    6,468     895,899  SH        DEFINED        2       895,899    0      0
CARDINAL HEALTH INC           COM            14149Y108   15,410     427,702  SH        DEFINED        1       427,702    0      0
CARDINAL HEALTH INC           COM            14149Y108   10,966     304,347  SH        DEFINED        2       304,347    0      0
CARDTRONICS INC               COM            14161H108   11,007     875,672  SH        DEFINED        1       875,672    0      0
CARDTRONICS INC               COM            14161H108    7,830     622,904  SH        DEFINED        2       622,904    0      0
CHECK POINT SOFTWARE TECH LT  ORD            M22465104   28,093     801,045  SH        DEFINED        1       801,045    0      0
CHECK POINT SOFTWARE TECH LT  ORD            M22465104   19,992     570,057  SH        DEFINED        2       570,057    0      0
COCA COLA ENTERPRISES INC     COM            191219104   18,120     655,086  SH        DEFINED        1       655,086    0      0
COCA COLA ENTERPRISES INC     COM            191219104   12,896     466,217  SH        DEFINED        2       466,217    0      0
CON-WAY INC                   COM            205944101   10,253     291,935  SH        DEFINED        1       291,935    0      0
CON-WAY INC                   COM            205944101    7,293     207,663  SH        DEFINED        2       207,663    0      0
COVANTA HLDG CORP             COM            22282E102   35,099   2,106,758  SH        DEFINED        1     2,106,758    0      0
COVANTA HLDG CORP             COM            22282E102   24,967   1,498,630  SH        DEFINED        2     1,498,630    0      0
COVIDIEN PLC                  SHS            G2554F105    4,858      96,613  SH        DEFINED        1        96,613    0      0
COVIDIEN PLC                  SHS            G2554F105    3,457      68,759  SH        DEFINED        2        68,759    0      0
DANA HOLDING CORP             COM            235825205   17,244   1,451,545  SH        DEFINED        1     1,451,545    0      0
DANA HOLDING CORP             COM            235825205   12,479   1,050,426  SH        DEFINED        2     1,050,426    0      0
DELL INC                      COM            24702R101   20,770   1,382,824  SH        DEFINED        1     1,382,824    0      0
DELL INC                      COM            24702R101   14,778     983,876  SH        DEFINED        2       983,876    0      0
DR PEPPER SNAPPLE GROUP INC   COM            26138E109    6,450     183,382  SH        DEFINED        1       183,382    0      0
DR PEPPER SNAPPLE GROUP INC   COM            26138E109    4,588     130,443  SH        DEFINED        2       130,443    0      0
DSW INC                       CL A           23334L102   11,330     443,800  SH        DEFINED        1       443,800    0      0
DSW INC                       CL A           23334L102    8,199     321,160  SH        DEFINED        2       321,160    0      0
E TRADE FINANCIAL CORP        COM            269246104    8,302   5,023,645  SH        DEFINED        1     5,023,645    0      0
E TRADE FINANCIAL CORP        COM            269246104    5,907   3,574,755  SH        DEFINED        2     3,574,755    0      0
EDUCATION MGMT CORP NEW       COM            28140M103   13,869     633,269  SH        DEFINED        1       633,269    0      0
EDUCATION MGMT CORP NEW       COM            28140M103    9,865     450,473  SH        DEFINED        2       450,473    0      0
ELECTRONIC ARTS INC           COM            285512109   16,927     907,121  SH        DEFINED        1       907,121    0      0
ELECTRONIC ARTS INC           COM            285512109   12,249     656,447  SH        DEFINED        2       656,447    0      0
ERICSSON L M TEL CO           ADR B SEK 10   294821608   20,753   1,987,867  SH        DEFINED        1     1,987,867    0      0
ERICSSON L M TEL CO           ADR B SEK 10   294821608   15,018   1,438,542  SH        DEFINED        2     1,438,542    0      0
GOLDMAN SACHS GROUP INC       COM            38141G104   17,110     100,274  SH        DEFINED        1       100,274    0      0
GOLDMAN SACHS GROUP INC       COM            38141G104   12,382      72,565  SH        DEFINED        2        72,565    0      0
GOOGLE INC                    CL A           38259P508   16,608      29,284  SH        DEFINED        1        29,284    0      0
GOOGLE INC                    CL A           38259P508   11,819      20,841  SH        DEFINED        2        20,841    0      0
GRAPHIC PACKAGING HLDG CO     COM            388689101    7,834   2,170,174  SH        DEFINED        1     2,170,174    0      0
GRAPHIC PACKAGING HLDG CO     COM            388689101    5,669   1,570,469  SH        DEFINED        2     1,570,469    0      0
GYMBOREE CORP                 COM            403777105   12,552     243,068  SH        DEFINED        1       243,068    0      0
GYMBOREE CORP                 COM            403777105    8,929     172,899  SH        DEFINED        2       172,899    0      0
HARMAN INTL INDS INC          COM            413086109    7,344     156,983  SH        DEFINED        1       156,983    0      0
HARMAN INTL INDS INC          COM            413086109    5,224     111,666  SH        DEFINED        2       111,666    0      0
IAC INTERACTIVECORP           COM PAR $.001  44919P508    1,259      55,267  SH        DEFINED        1        55,267    0      0
IAC INTERACTIVECORP           COM PAR $.001  44919P508      896      39,327  SH        DEFINED        2        39,327    0      0
ICONIX BRAND GROUP INC        COM            451055107   19,826   1,290,749  SH        DEFINED        1     1,290,749    0      0
ICONIX BRAND GROUP INC        COM            451055107   14,347     934,065  SH        DEFINED        2       934,065    0      0
JARDEN CORP                   COM            471109108   12,180     365,873  SH        DEFINED        1       365,873    0      0
JARDEN CORP                   COM            471109108    8,814     264,768  SH        DEFINED        2       264,768    0      0
JPMORGAN CHASE & CO           COM            46625H100   21,933     490,120  SH        DEFINED        1       490,120    0      0
JPMORGAN CHASE & CO           COM            46625H100   15,872     354,680  SH        DEFINED        2       354,680    0      0
LAMAR ADVERTISING CO          CL A           512815101    5,082     147,960  SH        DEFINED        1       147,960    0      0
LAMAR ADVERTISING CO          CL A           512815101    3,615     105,248  SH        DEFINED        2       105,248    0      0
LENDER PROCESSING SVCS INC    COM            52602E102    9,926     262,936  SH        DEFINED        1       262,936    0      0
LENDER PROCESSING SVCS INC    COM            52602E102    7,183     190,276  SH        DEFINED        2       190,276    0      0
M & F WORLDWIDE CORP          COM            552541104   13,875     453,423  SH        DEFINED        1       453,423    0      0
M & F WORLDWIDE CORP          COM            552541104   10,041     328,125  SH        DEFINED        2       328,125    0      0
MADISON SQUARE GARDEN INC     CL A           55826P100   18,660     858,727  SH        DEFINED        1       858,727    0      0
MADISON SQUARE GARDEN INC     CL A           55826P100   13,274     610,842  SH        DEFINED        2       610,842    0      0
MEAD JOHNSON NUTRITION CO     COM            582839106    4,118      79,144  SH        DEFINED        1        79,144    0      0
MEAD JOHNSON NUTRITION CO     COM            582839106    3,010      57,856  SH        DEFINED        2        57,856    0      0
MONSANTO CO NEW               COM            61166W101   28,641     401,017  SH        DEFINED        1       401,017    0      0
MONSANTO CO NEW               COM            61166W101   20,726     290,200  SH        DEFINED        2       290,200    0      0
MORGAN STANLEY                COM NEW        617446448   20,269     692,012  SH        DEFINED        1       692,012    0      0
MORGAN STANLEY                COM NEW        617446448   14,668     500,782  SH        DEFINED        2       500,782    0      0
NALCO HOLDING COMPANY         COM            62985Q101    9,862     405,347  SH        DEFINED        1       405,347    0      0
NALCO HOLDING COMPANY         COM            62985Q101    7,137     293,333  SH        DEFINED        2       293,333    0      0
PHARMERICA CORP               COM            71714F104    3,978     218,307  SH        DEFINED        1       218,307    0      0
PHARMERICA CORP               COM            71714F104    2,830     155,344  SH        DEFINED        2       155,344    0      0
PHH CORP                      COM NEW        693320202    5,091     216,007  SH        DEFINED        1       216,007    0      0
PHH CORP                      COM NEW        693320202    3,622     153,655  SH        DEFINED        2       153,655    0      0
POPULAR INC                   COM            733174106   10,928   3,755,438  SH        DEFINED        1     3,755,438    0      0
POPULAR INC                   COM            733174106    7,908   2,717,662  SH        DEFINED        2     2,717,662    0      0
QUALCOMM INC                  COM            747525103   33,893     807,748  SH        DEFINED        1       807,748    0      0
QUALCOMM INC                  COM            747525103   24,118     574,782  SH        DEFINED        2       574,782    0      0
REGIONS FINANCIAL CORP NEW    COM            7591EP100   18,005   2,293,665  SH        DEFINED        1     2,293,665    0      0
REGIONS FINANCIAL CORP NEW    COM            7591EP100   13,030   1,659,835  SH        DEFINED        2     1,659,835    0      0
RESEARCH IN MOTION LTD        COM            760975102    8,866     119,861  SH        DEFINED        1       119,861    0      0
RESEARCH IN MOTION LTD        COM            760975102    6,416      86,739  SH        DEFINED        2        86,739    0      0
SPDR GOLD TRUST               GOLD SHS       78463V107    7,267      66,704  SH        DEFINED        1        66,704    0      0
SPDR GOLD TRUST               GOLD SHS       78463V107    5,283      48,490  SH        DEFINED        2        48,490    0      0
STAPLES INC                   COM            855030102   17,508     747,952  SH        DEFINED        1       747,952    0      0
STAPLES INC                   COM            855030102   12,458     532,233  SH        DEFINED        2       532,233    0      0
TAKE-TWO INTERACTIVE SOFTWAR  COM            874054109    2,220     225,000  SH  CALL  DEFINED        1       225,000    0      0
TAKE-TWO INTERACTIVE SOFTWAR  COM            874054109    1,579     160,000  SH  CALL  DEFINED        2       160,000    0      0
TRANSDIGM GROUP INC           COM            893641100   26,055     491,242  SH        DEFINED        1       491,242    0      0
TRANSDIGM GROUP INC           COM            893641100   18,855     355,493  SH        DEFINED        2       355,493    0      0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209   14,108     605,250  SH        DEFINED        1       605,250    0      0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209   10,041     430,750  SH        DEFINED        2       430,750    0      0
WYNDHAM WORLDWIDE CORP        COM            98310W108   20,340     790,528  SH        DEFINED        1       790,528    0      0
WYNDHAM WORLDWIDE CORP        COM            98310W108   14,469     562,337  SH        DEFINED        2       562,337    0      0
YAHOO INC                     COM            984332106   26,455   1,600,413  SH        DEFINED        1     1,600,413    0      0
YAHOO INC                     COM            984332106   18,827   1,138,987  SH        DEFINED        2     1,138,987    0      0

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